Restructuring Charges by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 89	$ 28	[1]	$ 150	[1]
Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	107
Operational Efficiency Initiatives 2011 | Investment Management
Restructuring Cost and Reserve [Line Items]
Restructuring charges	17
Operational Efficiency Initiatives 2011 | Investment Services
Restructuring Cost and Reserve [Line Items]
Restructuring charges	41
Operational Efficiency Initiatives 2011 | Other Operating Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges	49
Global Location Strategy 2009
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(15)	35		139
Total charges since inception	159
Global Location Strategy 2009 | Investment Management
Restructuring Cost and Reserve [Line Items]
Restructuring charges		15		40
Total charges since inception	55
Global Location Strategy 2009 | Investment Services
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(18)	26		68
Total charges since inception	76
Global Location Strategy 2009 | Other Operating Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3	(6)		31
Total charges since inception	28
Workforce Reduction Program 2008
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(3)	(7)		11		181
Total charges since inception	182
Workforce Reduction Program 2008 | Investment Management
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(1)	(5)		9
Total charges since inception	80
Workforce Reduction Program 2008 | Investment Services
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(2)	(2)		(2)
Total charges since inception	54
Workforce Reduction Program 2008 | Other Operating Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges				4
Total charges since inception	$ 48

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.